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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

             ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09869
                                   ----------

FRANKLIN FLOATING RATE MASTER TRUST
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(Exact name of registrant as specified in charter)


ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)


MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ----------------

Date of fiscal year end:   7/31
                         -------

Date of reporting period: 6/30/05
                         ---------

ITEM 1. PROXY VOTING RECORD


ARCH WIRELESS, INC.

Ticker:       ARCHQ          Security ID:  039392709
Meeting Date: NOV 8, 2004    Meeting Type: Special
Record Date:  OCT 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management


--------------------------------------------------------------------------------

GLOBAL CROSSING LTD.

Ticker:       GLBCE          Security ID:  G3921A175
Meeting Date: DEC 15, 2004   Meeting Type: Annual
Record Date:  OCT 25, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSAL TO APPROVE THE GLOBAL CROSSING   For       For        Management
      LIMITED SENIOR EXECUTIVE SHORT-TERM
      INCENTIVE COMPENSATION PLAN, A CASH BONUS
      PLAN APPLICABLE TO CERTAIN SENIOR
      EXECUTIVES.
2     PROPOSAL TO AMEND THE 2003 GLOBAL         For       For        Management
      CROSSING LIMITED STOCK INCENTIVE PLAN TO
      INCREASE THE NUMBER OF AUTHORIZED SHARES
      OF GLOBAL CROSSING COMMON STOCK RESERVED
      FOR ISSUANCE UNDER THAT PLAN.
3     Ratify Auditors                           For       For        Management

=



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN FLOATING RATE MASTER TRUST
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By:(Signature and Title)*/s/JIMMY D. GAMBILL
                         ------------------------------------------------------
                         Jimmy D. Gambill,
                         Chief Executive Officer - Finance and Administration


Date  August 26, 2005
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*Print the name and title of each signing officer under his or her signature.